Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Financing Receivable Credit Quality Indicators (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 52,343,000	$ 51,605,000	$ 49,470,000
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	27,177,000	27,280,000	27,025,000
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,784,000	3,062,000	2,491,000
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,613,000	1,621,000	2,515,000
Commercial and Multi-Family Real Estate [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			72,000
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	31,574,000	31,963,000	32,103,000
Construction: One-to-Four Family Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,760,000	850,000	2,845,000
Construction: One-to-Four Family Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		1,707,000	1,693,000
Construction: One-to-Four Family Occupied [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			14,000
Construction: One-to-Four Family Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,760,000	2,557,000	4,552,000
Construction: Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	8,791,000	6,851,000	1,980,000
Construction: Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	500,000	445,000	988,000
Construction: Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	64,000	64,000
Construction: Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			601,000
Construction: Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		73,000
Construction: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	9,355,000	7,433,000	3,569,000
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	8,781,000	8,769,000	8,188,000
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	102,000	105,000	113,000
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	771,000	778,000	923,000
Commercial and Industrial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			22,000
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	9,654,000	9,652	9,246,000
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	46,509,000	43,750,000	40,038,000
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,386,000	3,612,000	3,592,000
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,448,000	4,170,000	5,131,000
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			601,000
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		$ 73,000	$ 108,000